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BLACKROCK NATURAL RESOURCES TRUST
Fund Overview Key Facts About BlackRock Natural Resources Trust
Investment Objective
The investment objective of the BlackRock Natural Resources Trust (the “Fund”) is to seek long-term growth of capital and to protect the purchasing power of shareholders’ capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 23 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-84 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BLACKROCK NATURAL RESOURCES TRUST	Investor A Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none
[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BLACKROCK NATURAL RESOURCES TRUST		Investor A Shares	Investor C Shares	Institutional Shares
Management Fee	[1]	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.34%	0.36%	0.30%
Total Annual Fund Operating Expenses	[2]	1.19%	1.96%	0.90%
Fee Waivers and/or Expense Reimbursements	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	1.19%	1.96%	0.90%
[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 39, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2020. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through November 30, 2020. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets included in the Fund’s most recent annual report, which include extraordinary expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - BLACKROCK NATURAL RESOURCES TRUST - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	640	883	1,145	1,892
Investor C Shares	299	615	1,057	2,285
Institutional Shares	92	287	498	1,108

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
BLACKROCK NATURAL RESOURCES TRUST | Investor C Shares | USD ($)	199	615	1,057	2,285

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its objective by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. Equity securities include common stock, preferred stock, securities convertible into common stock, rights to subscribe for common stock, and derivative securities or instruments, such as options, the value of which is based on a common stock or group of common stocks. Natural resource assets include materials with economic value that are derived from natural sources, either directly or indirectly, such as precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), water, hydrocarbons (e.g., coal, oil and natural gas), timber land, underdeveloped real property and agricultural products (e.g., fertilizers and agricultural chemicals). The Fund normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy, chemicals, oil, gas, paper, mining, steel or agricultural products. Under certain circumstances, however, the Fund may concentrate its investments in one or more of these sectors. In addition, the Fund will concentrate its investments in one or more issuers in the natural resources related industries. The Fund focuses on investments in companies that provide exposure to commodities where existing, and projected, capacity is forecast to approach levels that represent full utilization of that capacity based upon supply and demand forecasts for the commodity. The Fund will normally invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Fund may invest in securities of issuers with any market capitalization.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
  Asset-Based Securities Risk — Asset-based securities are fixed-income securities whose value is related to the market price of a certain natural resource, such as a precious metal. Although the market price of these securities is expected to follow the market price of the related resource, there may not be perfect correlation. There are special risks associated with certain types of natural resource assets that will also affect the value of asset-based securities related to those assets. For example, precious metal prices historically have been very volatile, which may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.
  Commodities Market Risk — Stocks of companies engaged in commodities related industries, such as energy or natural resources companies, are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times.
  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

  Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

  Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

  Market and Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

  Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

  Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

  Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

  Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.
  Investment Style Risk — Under certain market conditions, value investments have performed better during periods of economic recovery. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  Natural Resource Related Securities Risk — Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.
  Precious Metal and Related Securities Risk — Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.
  Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
  Rights Risk — The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.
  Sector Risk — Sector risk is the risk that the Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P Global Natural Resources Net Index and the S&P Global Natural Resources Gross Index. Effective November 27, 2019, the Fund’s benchmark against which it measured its performance, the S&P Global Natural Resources Gross Index, was replaced with the S&P Global Natural Resources Net Index. Fund management believes the S&P Global Natural Resources Net Index more accurately reflects the tax treatment of the Fund’s underlying investments. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS BlackRock Natural Resources Trust As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 21.64% (quarter ended June 30, 2009) and the lowest return for a quarter was -25.78% (quarter ended September 30, 2011). The year-to-date return as of September 30, 2019 was 7.42%.
As of 12/31/18 Average Annual Total Returns
Average Annual Total Returns - BLACKROCK NATURAL RESOURCES TRUST		1 Year	5 Years	10 Years
Investor A Shares		(22.28%)	(7.14%)	2.89%
Investor A Shares | Return After Taxes on Distributions		(25.47%)	(10.50%)	0.96%
Investor A Shares | Return After Taxes on Distributions and Sale of Fund Shares		(10.90%)	(5.19%)	2.29%
Investor C Shares		(19.21%)	(6.87%)	2.64%
Institutional Shares		(17.74%)	(5.89%)	3.72%
S&P Global Natural Resources Net Index (Reflects no deduction for fees, expenses or taxes)		(13.08%)	(1.12%)	2.59%
S&P Global Natural Resources Gross Index (Reflects no deduction for fees, expenses or taxes)	[1]	(12.57%)	(0.52%)	3.15%
[1]	This index was previously referred to as the “S&P Global Natural Resources Index.”

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C and Institutional Shares will vary.